UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 18, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      82
Form 13F Information Table Value Total:	$118,073 (thousands)

List of Other Included Managers:
NONE

                                  TITLE OF                 VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER               CLASS          CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
       --------------             --------         -----   -------- ------- --- ---- -------  --------   ----  ------  ----
AT&T Inc.                      COM              00206R102     3684    87667 SH      SOLE                83,447       0  4220
Allegheny Technologies  Inc    COM              01741R102      831     7560 SH      SOLE                 7,190       0   370
America Movil SAB DE CV Series SPONS ADR L SHS  02364W105     1351    21114 SH      SOLE                20,114       0  1000
American Express Co            COM               25816109      237     3984 SH      SOLE                 3,984       0     0
Apache Corp                    COM               37411105     1150    12767 SH      SOLE                11,447       0  1320
Apple Inc                      COM               37833100     1667    10860 SH      SOLE                10,260       0   600
Bank Of America Corporation    COM               60505104     3374    67119 SH      SOLE                67,119       0     0
Berkley W R Corp               COM               84423102     1358    46160 SH      SOLE                43,960       0  2200
Berkshire Hathaway Inc Cl A    CL A              84670108      593        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B    CL B              84670207     5991     1530 SH      SOLE                 1,435       0    95
Bhp Billiton Ltd Spon ADR      SPONSORED ADR     88606108     1074    13670 SH      SOLE                12,750       0   920
Boeing Co                      COM               97023105      860     8368 SH      SOLE                 8,368       0     0
Burlingtn Northern Santa Fe C  COM              12189T104     1940    24091 SH      SOLE                22,941       0  1150
Caterpillar Inc Del            COM              149123101     1141    14640 SH      SOLE                13,780       0   860
Chesapeake Energy Corp         COM              165167107     2624    74940 SH      SOLE                71,580       0  3360
Chevron Corp New               COM              166764100      237     2528 SH      SOLE                 2,528       0     0
CME Group, Inc.                COM              167760107      717     1220 SH      SOLE                 1,160       0    60
Cisco Systems Inc              COM              17275R102     1658    50050 SH      SOLE                47,050       0  3000
Coca Cola Company              COM              191216100      864    15040 SH      SOLE                14,080       0   960
Conocophillips                 COM              20825C104     2268    26092 SH      SOLE                25,182       0   910
Dow Chemical Co                COM              260543103      704    16552 SH      SOLE                15,912       0   640
Exelon Corporation             COM              30161N101     1838    24510 SH      SOLE                23,810       0   700
Expeditors Intl Wash Inc       COM              302130109      587    12420 SH      SOLE                11,480       0   940
Exxon Mobil Corporation        COM              30231G102     4000    43212 SH      SOLE                43,212       0     0
Firstenergy Corp               COM              337932107      317     5000 SH      SOLE                 5,000       0     0
Fortune Brands Inc             COM              349631101      713     8910 SH      SOLE                 8,450       0   460
Franklin Res Inc               COM              354613101      797     6252 SH      SOLE                 5,902       0   350
Freeport-McMoRan Copper & Gold COM              35671D857     3840    36890 SH      SOLE                35,110       0  1780
Genentech Inc                  COM NEW          368710406      516     6620 SH      SOLE                 6,080       0   540
General Dynamics Corp          COM              369550108     1161    13950 SH      SOLE                13,100       0   850
General Electric Company       COM              369604103     1676    40871 SH      SOLE                39,457       0  1414
Gilead Sciences Inc            COM              375558103     1367    33440 SH      SOLE                31,660       0  1780
Gildan Activewear Inc          COM              375916103      825    20940 SH      SOLE                19,700       0  1240
Google Inc Class A             CL A             38259P508     1420     2503 SH      SOLE                 2,337       0   166
Great Plains Energy Inc        COM              391164100      256     8900 SH      SOLE                 8,900       0     0
Halliburton Co Hldg Co         COM              406216101     1287    34025 SH      SOLE                32,625       0  1400
Harris Corp Del                COM              413875105      601    10400 SH      SOLE                 9,720       0   680
Hewlett-Packard Company        COM              428236103     1437    29230 SH      SOLE                27,990       0  1240
Honeywell Intl Inc             COM              438516106     1000    17090 SH      SOLE                16,130       0   960
International Business Machine COM              459200101      439     3724 SH      SOLE                 3,724       0     0
iShares Tr MSCI Austria Index  MSCI AUSTRIA     464286202      615    16350 SH      SOLE                16,090       0   260
iShares Tr MSCI Brazil Index F MSCI BRAZIL      464286400     1291    17550 SH      SOLE                16,960       0   590
iShares MSCI Japan Index Fd    MSCI JAPAN       464286848      843    58785 SH      SOLE                58,785       0     0
iShares Tr DJ Sel Div Inx      DJ SEL DIV INX   464287168     3876    56434 SH      SOLE                50,264       0  6170
iShares Tr IBOXX Corp Bond Fd  IBOXX INV CPBD   464287242     1118    11070 SH      SOLE                11,070       0     0
iShares Tr MSCI Eafe Index Fd  MSCI EAFE IDX    464287465    12844   156230 SH      SOLE                143,34       0 12890
iShares Tr DJ US Utilities Idx DJ US UTILS      464287697     1378    14452 SH      SOLE                13,842       0   610
iShares Tr Dow Jones US        DJ US TELECOMM   464287713      640    18920 SH      SOLE                18,060       0   860
iShares Barclays 3-7 Yr Treas  BARCLAYS 3-7 YR  464288661     1427    14311 SH      SOLE                14,311       0     0
Johnson & Johnson              COM              478160104     2278    34877 SH      SOLE                32,997       0  1880
Marathon Oil Corp              COM              565849106     1345    23760 SH      SOLE                22,700       0  1060
Mcdermott Intl Inc             COM              580037109      693    12820 SH      SOLE                11,940       0   880
McDonalds Corp                 COM              580135101      300     5503 SH      SOLE                 5,403       0   100
National Oilwell Varco Inc     COM              637071101      858     5935 SH      SOLE                 5,415       0   520
Nike Inc Cl B                  CL B             654106103      656    11280 SH      SOLE                10,830       0   450
OGE Energy Corp Hldg Co        COM              670837103      298     9000 SH      SOLE                 9,000       0     0
Peabody Energy Corp            COM              704549104      591    12350 SH      SOLE                11,290       0  1060
Petrobras Brasileiro Sa Petro  SPONSORED ADR    71654V408      514     6810 SH      SOLE                 6,450       0   360
Procter & Gamble Co            COM              742718109     1451    20811 SH      SOLE                19,811       0  1000
Proshares Tr Ultra  Short Mid  ULTRASHT MD400   74347R859      991    19010 SH      SOLE                17,670       0  1340
UltraShort S&P 500 Proshares   PSHS ULT S&P 500 74347R883     2796    56265 SH      SOLE                54,085       0  2180
Qualcomm Inc                   COM              747525103      614    14730 SH      SOLE                13,910       0   820
Rayonier Inc                   COM              754907103      472     9815 SH      SOLE                 6,165       0  3650
Resmed Inc                     COM              761152107      247     5750 SH      SOLE                 5,370       0   380
Rohm & Haas Co                 COM              775371107      950    17310 SH      SOLE                16,650       0   660
Rydex S&P Equal Weight Technol TECHNOLOGY ETF   78355W817      611    11475 SH      SOLE                11,475       0     0
Rydex S&P Equal Weight Materia MATERIALS ETF    78355W825      377     6410 SH      SOLE                 6,410       0     0
Rydex S&P Equal Weight Cons St CONSUMR STAPLE   78355W874      608    11790 SH      SOLE                11,790       0     0
SPDR Trust Ser 1               UNIT SER 1       78462F103     1495     9801 SH      SOLE                 9,801       0     0
Schering Plough Corp           COM              806605101     1201    38445 SH      SOLE                36,645       0  1800
Select Sector Technology SPDR  SBI INT-TECH     81369Y803     4005   149280 SH      SOLE                121,48       0 27800
Select Sector Utilities SPDR T SBI INT-UTILS    81369Y886      324     8152 SH      SOLE                 8,152       0     0
Starbucks Corp                 COM              855244109      291    11110 SH      SOLE                10,320       0   790
Texas Instruments Inc          COM              882508104     1091    30310 SH      SOLE                29,060       0  1250
3M Company                     COM              88579Y101      275     2935 SH      SOLE                 2,935       0     0
Tortoise Energy Infrastructure COM              89147L100     2745    81739 SH      SOLE                71,122       0 10617
Travelers Companies Inc        COM              89417E109      788    16006 SH      SOLE                14,866       0  1140
UMB Financial Corp             COM              902788108      771    18000 SH      SOLE                18,000       0     0
US Bancorp Del                 COM NEW          902973304      823    25690 SH      SOLE                23,790       0  1900
United Technologies Corp       COM              913017109     1753    22045 SH      SOLE                20,325       0  1720
Wells Fargo & Co New           COM              949746101      407    11920 SH      SOLE                11,400       0   520
XTO Energy Inc.                COM              98385X106     3022    49379 SH      SOLE                46,673       0  2706